Debt	12 Months Ended
Dec. 31, 2015
Debt [Abstract]
Debt

15. Debt

As of December 31, 2015, the principal amount of our outstanding indebtedness totaled $29.0 billion, which excludes fair value adjustments of $0.8 billion. As of December 31, 2015, our undrawn lines of credit were approximately $6.7 billion, subject to certain conditions, including compliance with certain financial covenants.

As of December 31, 2015, we remain in compliance with the financial covenants contained in our various debt obligations.

The following table provides a summary of our indebtedness as of December 31, 2015 and 2014:

	As of December 31,
	2015						2014
Debt Obligation	Collateral (Number of aircraft)	Commitment	Undrawn amounts	Outstanding	Weighted average interest rate (a)	Maturity	Outstanding
Unsecured
ILFC Legacy Notes		$9,220,000	$—	$9,220,000	6.56%	2016-2022	$11,230,020
AerCap Aviation Notes		300,000	—	300,000	6.38%	2017	300,000
AerCap Trust & AerCap Ireland Capital Limited Notes		5,399,864	—	5,399,864	4.30%	2017-2022	3,400,000
Asia revolving credit facility		575,000	575,000	—	NA	2020	—
Citi revolving credit facility		3,000,000	3,000,000	—	NA	2018	—
AIG revolving credit facility		500,000	500,000	—	NA	2019	—
Other unsecured debt		27,959	—	27,959	10.67%	2016	53,101
Fair value adjustment		NA	NA	671,687	NA	NA	999,869
TOTAL UNSECURED		19,022,823	4,075,000	15,619,510			15,982,990
Secured
Export credit facilities	104	2,292,686	—	2,292,686	2.39%	2016-2027	2,691,316
Senior Secured Notes	150	2,550,000	—	2,550,000	6.94%	2016-2018	2,550,000
Institutional secured term loans	195	4,554,114	1,284,292	3,269,822	3.21%	2020-2021	3,355,263
ALS II debt	30	210,557	—	210,557	2.18%	2038	325,920
AerFunding revolving credit facility	32	2,160,000	1,101,706	1,058,294	2.54%	2019	887,385
AeroTurbine revolving credit agreement (b)		550,000	228,397	321,603	2.92%	2019	302,142
Other secured debt	106	2,745,423	—	2,745,423	3.39%	2016-2026	2,781,801
Boeing 737 800 pre-delivery payment facility		—	—	—	NA	NA	174,306
Fair value adjustment		NA	NA	174,903	NA	NA	287,227
TOTAL SECURED		15,062,780	2,614,395	12,623,288			13,355,360
Subordinated
ECAPS subordinated notes		1,000,000	—	1,000,000	4.49%	2065	1,000,000
Junior Subordinated Notes		500,000	—	500,000	6.50%	2045	—
Subordinated debt joint ventures partners		64,280	—	64,280	1.96%	2022	64,280
Fair value adjustment		NA	NA	(235)	NA	NA	(238)
TOTAL SUBORDINATED		1,564,280	—	1,564,045			1,064,042
	617	$35,649,883	$6,689,395	$29,806,843			$30,402,392

(a)

The weighted average interest rate for our floating rate debt is calculated based on the U.S. dollar LIBOR rate as of the last interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates as well as any amortization of debt issuance costs.

(b)	AeroTurbine’s assets serve as collateral for the AeroTurbine revolving credit agreement.

As of December 31, 2015, all debt was guaranteed by us with the exception of the ALS II debt, the AerFunding revolving credit facility, the Glide Funding term loan facility and $35.2 million included in export credit facilities. A further $193.4 million included in other secured debt is limited recourse in nature.

Maturities of debt financing (excluding fair value adjustments) as of December 31, 2015 were as follows:

Maturities of debt financing
2016	$3,976,547
2017	3,763,180
2018	3,142,810
2019	4,925,514
2020	3,942,839
Thereafter	9,209,598
$28,960,488

ILFC Legacy Notes

As of December 31, 2015, we had an aggregate outstanding principal amount of senior unsecured notes of  $9.2 billion issued by ILFC prior to the ILFC Transaction (the “ILFC Legacy Notes”).  The ILFC Legacy Notes have maturities ranging through 2022. The fixed rate notes bear interest at rates ranging from 3.875% to 8.875%, and the floating rate notes bear interest at three-month LIBOR plus a margin of 1.95%, with the interest rate resetting quarterly. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

The indentures governing the ILFC Legacy Notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries’, ability to (i) incur liens on assets; (ii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iii) designate restricted subsidiaries as unrestricted subsidiaries or designate unrestricted subsidiaries; (iv) make investments in or transfer assets to unrestricted subsidiaries; and (v) consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets. The indentures also provide for customary events of default, including, but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indentures, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness and certain events of insolvency. If any event of default occurs, any amount then outstanding under the indentures may immediately become due and payable.

Upon consummation of the ILFC Transaction, AerCap Trust became the successor issuer under the ILFC Legacy Notes indentures. ILFC also agreed to continue to be co-obligor. In addition, AerCap Holdings N.V. and certain of its subsidiaries became guarantors of the ILFC Legacy Notes.

AerCap Aviation Notes

 In May 2012, AerCap Aviation Solutions B.V. issued $300.0 million of 6.375% senior unsecured notes due 2017 (the “AerCap Aviation Notes”). The proceeds from the offering were used for general corporate purposes. The AerCap Aviation Notes are guaranteed by AerCap Holdings N.V. and AerCap Ireland Limited.

The AerCap Aviation Notes contain customary covenants that, among other things, limit our, and our restricted subsidiaries’, ability to incur additional indebtedness, enter into certain mergers or consolidations, incur certain liens and engage in certain transactions with our affiliates. In addition, the indenture governing the AerCap Aviation Notes restricts our, and our restricted subsidiaries’, ability to pay dividends or make certain restricted payments, subject to certain exceptions, unless certain conditions are met.

AerCap Trust & AerCap Ireland Capital Limited Notes

In May 2014, AerCap Trust and AerCap Ireland Capital Limited co-issued $2.6 billion aggregate principal amount of senior unsecured notes, consisting of $400.0 million of 2.75% notes due 2017, $1.1 billion of 3.75% notes due 2019, and $1.1 billion of 4.50% notes due 2021 (collectively, the “Acquisition Notes”). The proceeds from the offering were used to finance in part the consideration payable in connection with the ILFC Transaction.

In September 2014, AerCap Trust and AerCap Ireland Capital Limited co-issued $800.0 million aggregate principal amount of 5.00% senior notes due 2021 (the “September 2014 Notes”). The proceeds from the offering were used for general corporate purposes.

In June 2015, AerCap Trust and AerCap Ireland Capital Limited co-issued $1.0 billion aggregate principal amount of senior unsecured notes, consisting of $500.0 million of 4.25% notes due 2020 and $500.0 million of 4.625% notes due 2022 (collectively, the “June 2015 Notes”). The proceeds from the offering were used for general corporate purposes.

In October 2015, AerCap Trust and AerCap Ireland Capital Limited co-issued $1.0 billion aggregate principal amount of 4.625% senior unsecured notes due 2020 (the “October 2015 Notes”, and together with the Acquisition Notes, the September 2014 Notes and the June 2015 Notes, the “AGAT/AICL Notes”). The proceeds from the offering were used for general corporate purposes.

The AGAT/AICL Notes are jointly and severally and fully and unconditionally guaranteed by AerCap Holdings N.V. and certain of its subsidiaries. Except as described below, the AGAT/AICL Notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements. We may redeem each series of the AGAT/AICL Notes in whole or in part, at any time, at a price equal to 100% of the aggregate principal amount plus the applicable “make-whole” premium plus accrued and unpaid interest, if any, to the redemption date. The “make-whole” premium is the excess of:

(i) the sum of the present value at such redemption date of all remaining scheduled payments of principal and interest on such note through the stated maturity date of the notes (excluding accrued but unpaid interest to the redemption date), discounted to the date of redemption using a discount rate equal to the treasury rate plus 50 basis points; over

(ii) the principal amount of the notes to be redeemed.

The indentures governing the AGAT/AICL Notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries', ability to (i) incur liens on assets; (ii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iii) designate restricted subsidiaries as unrestricted subsidiaries or designate unrestricted subsidiaries; (iv) make investments in or transfer assets to unrestricted subsidiaries; and (v) consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets. The indentures also provide for customary events of default, including, but not limited to, the failure to pay scheduled principal and interest payments on the AGAT/AICL Notes, the failure to comply with covenants and agreements specified in the indentures, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness and certain events of insolvency. If any event of default occurs, any amount then outstanding under the indentures may immediately become due and payable.

Asia revolving credit facility

In October 2013, AerCap Holdings N.V. entered into a $180.0 million unsecured revolving credit facility (the “DBS Revolver”), with an accordion feature to permit increases to a maximum size of $250.0 million. In October 2014, we increased the size of the facility to $300.0 million.

In December 2015, AerCap Holdings N.V. entered into a $575.0 million unsecured revolving and term loan agreement (the “Asia Revolver”) and at the same time, the DBS Revolver was cancelled. The Asia Revolver is effectively an amendment, upsize and extension of the DBS Revolver. The Asia Revolver is a five year facility, split between a three year revolving period followed by a two year term loan. The interest rate for borrowings under the Asia Revolver is LIBOR plus a margin of 1.95% during the revolving period, with the margin increasing to 2.25% during the first year of the term loan and increasing to 2.50% during the second year of the term loan.

The outstanding principal amount of any loans under the Asia Revolver at the end of the three-year revolving period will be amortized over the remaining two-year term out period of the facility. One-third of the balance is to be repaid in  December 2019 and the remaining two-thirds must be repaid in  December 2020.

All borrowings under the Asia Revolver are subject to the satisfaction of customary conditions precedent. We have the right to terminate or cancel, in whole or in part, the unused portion of the commitment amount.

The Asia Revolver contains covenants customary for unsecured financings, including financial covenants that require us to maintain compliance with a maximum ratio of consolidated indebtedness to shareholders’ equity, a minimum fixed charges coverage ratio and a maximum ratio of unencumbered assets to certain financial indebtedness.

Citi revolving credit  facility

In March 2014, AerCap Ireland Capital Limited entered into a $2.75 billion four-year senior unsecured revolving credit facility (the “Citi Revolver”), which became effective upon completion of the ILFC Transaction. The facility has an accordion feature permitting increases to a maximum size of $4.0 billion. The interest rates for borrowings under the Citi Revolver are based on a base rate or LIBOR plus a margin that was 2.25% as of December 31, 2015. The facility matures in 2018. The obligations under the Citi Revolver are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.

In September 2014, we increased the size of the facility to $2.925 billion, and in October 2014, we further increased the size of the facility to $2.955 billion.

In March 2015, we further increased the size of the facility to $3.0 billion. All borrowings under the facility are subject to the satisfaction of customary conditions precedent. We have the right to terminate or cancel, in whole or in part, the unused portion of the commitment amount.

The Citi Revolver contains covenants customary for unsecured financings, including financial covenants that require us to maintain compliance with a maximum ratio of consolidated indebtedness to shareholders’ equity, a minimum interest coverage ratio and a maximum ratio of unencumbered assets to certain financial indebtedness. The facility also contains covenants that, among other things, restrict, subject to certain exceptions, the ability of AerCap to sell assets, make certain restricted payments and incur certain liens.

AIG revolving credit facility

In December 2013, AerCap Ireland Capital Limited entered into a $1.0 billion five‑year senior unsecured revolving credit facility (the “AIG Revolver”), with AIG as lender and administrative agent, which became effective upon completion of the ILFC Transaction. The interest rate for borrowings under the facility is, at our option, either (i) LIBOR plus 3.75%; or (ii) 2.75% plus the greatest of (x) the U.S. federal funds rate plus 0.50%; (y) the rate of interest publicly announced from time to time by Citibank, N.A. as its “base rate”; and (z) one‑month LIBOR plus 1.00%. The facility matures in  May 2019. The obligations under the AIG Revolver are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.

In June 2015, the amount available under the AIG revolving credit facility was reduced from $1.0 billion to $500.0 million  upon the issuance of the Junior Subordinated Notes.

All borrowings under the facility are subject to the satisfaction of customary conditions precedent. We have the right to terminate or cancel, in whole or in part, the unused portion of the commitment amount.

The AIG Revolver contains covenants customary for unsecured financings, including financial covenants that require us to maintain compliance with a maximum ratio of consolidated indebtedness to shareholders’ equity, a minimum interest coverage ratio and a maximum ratio of unencumbered assets to certain financial indebtedness. The facility also contains covenants that, among other things, restrict, subject to certain exceptions, the ability of AerCap to sell assets, make certain restricted payments and incur certain liens.

Export credit facilities

The net book value of aircraft pledged under the export credit facilities was approximately $4.3 billion as of December 31, 2015.

The following table provides details regarding the terms of our outstanding ECA debt:

	As of December 31, 2015
	Collateral (Number of aircraft)	Amount outstanding	Tranche	Weighted average interest rate	Maturity
2003 Airbus ECA facility	17	$201,982	Floating Rate	Three-month LIBOR + 0.35%	2016-2020
2004 Airbus ECA facility	41	559,467	Floating Rate	Six-month LIBOR + 1.28%	2016-2019
	8	140,101	Fixed Rate	4.08%	2018-2020
2008 Airbus ECA facility	4	102,476	Floating Rate	Three-month LIBOR + 1.35%	2022
	13	418,402	Fixed Rate	3.18%	2021-2023
2009 Airbus ECA facility	2	42,394	Floating Rate	Three-month LIBOR + 1.11%	2022
	3	63,860	Fixed Rate	4.22%	2021-2022
Airbus ECA capital markets facilities	3	130,044	Fixed Rate	3.60%	2021
Other Airbus ECA facilities	5	344,649	Fixed Rate	2.38%	2024-2027
2012 Ex-Im capital markets facility	2	220,584	Fixed Rate	1.49%	2025
2010 Ex-Im facilities	2	33,562	Fixed Rate	2.95%	2022
EDC facilities	4	35,165	Fixed Rate	4.50%	2020
Total	104	$2,292,686

General

The principal amounts under the ECA debt facilities amortize over ten- to 12‑year terms.The ECA debt facilities require that SPEs controlled by the respective lenders hold legal title to the financed aircraft. The ECA debt obligations are secured by, among other things, a pledge of the shares of the SPEs.

The ECA debt facilities contain affirmative covenants customary for secured financings, in addition to customary events of default and restrictive covenants. The facilities also contain net worth financial covenants. As of December 31, 2015, AerCap was in compliance with its covenants under the ECA debt facilities.

The obligations under ECA debt facilities are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries, as well as various export credit agencies.

2004 Airbus ECA facility

In 2004, ILFC entered into an ECA facility agreement through a wholly‑owned subsidiary. Each aircraft purchased was financed by a ten‑year fully amortizing loan. New financings are no longer available under the ECA facility. The obligations of the subsidiary borrower are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.

In February 2015, we entered into an amendment to the 2004 ECA facility allowing funds that previously were required to be segregated to be replaced by letters of credit, and releasing the security interest in respect of certain aircraft for which the associated loans had been repaid. Prior to entering into this amendment, we were required to segregate security deposits and overhaul rentals received under the leases related to the aircraft funded under the facility to the extent amounts remained outstanding under the relevant aircraft loan.  The segregated funds were deposited into separate accounts pledged to and controlled by the security trustee of the 2004 ECA facility.

We must register mortgages on certain aircraft funded under the 2004 ECA facility in the local jurisdictions in which the respective aircraft are registered. The mortgages are required to be filed only with respect to aircraft that have outstanding loan balances.

Senior Secured Notes

In August 2010, ILFC issued $3.9 billion of senior secured notes (the “Senior Secured Notes”), with $1.35 billion that matured in September 2014 and bore interest of 6.5%,  $1.275 billion maturing in September 2016 and bearing interest of 6.75%, and $1.275 billion maturing in September 2018 and bearing interest of 7.125%. Upon consummation of the ILFC Transaction, AerCap Trust became the successor issuer under the indenture governing the Senior Secured Notes. ILFC also agreed to continue to be a co-obligor. We can redeem the Senior Secured Notes at any time prior to their maturity,  subject to a penalty of the greater of 1.00% of the outstanding principal amount and a “make-whole” premium. There is no sinking fund for the Senior Secured Notes.

The obligations of the subsidiary borrower are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.

The Senior Secured Notes are secured by a designated pool of aircraft and cash collateral when required. In addition, two of our subsidiaries, which either own or hold leases attached to the aircraft included in the pool securing the Senior Secured Notes, have guaranteed the notes.

The indenture and the aircraft mortgage and security agreement governing the Senior Secured Notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries’, ability to (i) create liens; (ii) sell, transfer or otherwise dispose of the assets serving as collateral for the Senior Secured Notes; (iii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iv) designate restricted subsidiaries as unrestricted subsidiaries or designate unrestricted subsidiaries; and (v) make investments in or transfer assets to unrestricted subsidiaries.

The indenture restricts our, and the subsidiary guarantors’, ability to consolidate, merge, sell or otherwise dispose of all, or substantially all, of our assets. The indenture also provides for customary events of default, including, but not limited to, the failure to pay scheduled principal and interest payments on the Senior Secured Notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the Senior Secured Notes may immediately become due and payable.

Institutional secured term loans

Hyperion facility

In March 2014, one of ILFC’s indirect wholly-owned subsidiaries entered into a secured term loan agreement in the amount of $1.5 billion. The loan bears interest at LIBOR plus a margin of 2.75% with a 0.75% LIBOR floor, or, if applicable, a base rate plus a margin of 1.75%. The loan matures in March 2021. We can voluntarily prepay the loan at any time, subject to certain conditions.

The obligations of the subsidiary borrower are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.

The loan is secured by the equity interests in the borrower and certain SPE subsidiaries of the borrower. The SPEs hold title to 83 aircraft with an appraised value of approximately $2.25 billion as of December 31, 2015, representing a loan-to-value ratio of approximately 66.7%.  The loan requires a loan-to-value ratio of no more than 70%. If the maximum loan‑to‑value ratio is exceeded, we will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than 70%.

The loan contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

Vancouver facility

In February 2012, one of ILFC’s  indirect wholly‑owned subsidiaries entered into a secured term loan agreement in the amount of $900.0 million. In April 2013, ILFC amended the agreement and simultaneously prepaid $150.0 million of the outstanding principal amount. The remaining outstanding principal amount of $750.0 million bears interest at an annual rate of LIBOR plus 2.75%, with a LIBOR floor of 0.75%, or, if applicable, a base rate plus a margin of 1.75%. In May 2015, we entered into an amendment to our Vancouver secured term loan facility to extend the maturity date from June 2017 to April 2020. We can voluntarily prepay the loan at any time, subject to certain conditions.

The obligations of the subsidiary borrower are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.

The loan is secured by the equity interests in certain SPEs of the subsidiary borrower. As of December 31, 2015, the SPEs collectively own a portfolio of 57 aircraft with an appraised value of approximately $1.36 billion, equaling a loan‑to‑value ratio of approximately  55.0%. The loan requires a loan‑to‑value ratio of no more than 63%. If the maximum loan‑to‑value ratio is exceeded,  we will be required to prepay a portion of the outstanding loan, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than 63%.

The loan contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

Temescal facility

In March 2011, one of ILFC’s indirect wholly‑owned subsidiaries entered into a secured term loan agreement with lender commitments in the amount of approximately $1.3 billion, which was subsequently increased to approximately $1.5 billion. As of December 31, 2015, approximately $1.0 billion was outstanding. The loan bore interest at LIBOR plus a margin of 2.75%, or, if applicable, a base rate plus a margin of 1.75%. We can voluntarily prepay the loan at any time, subject to certain conditions. In March 2015, we entered into an amendment to our Temescal secured term loan facility. The LIBOR margin on the loan was reduced from 2.75% to 2.00%, and the base rate margin was reduced from 1.75% to 1.00%. The final maturity on the loan was extended from March 2018 to March 2021.

The obligations of the subsidiary borrower are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.

The loan is secured by a portfolio of 54 aircraft and the equity interests in certain SPEs that own the pledged aircraft. As of the latest loan-to-value ratio determination date, the appraised value of the pledged aircraft was $1.76 billion, resulting in a loan-to-value ratio of approximately 60.8%.  The subsidiary borrower is required to maintain compliance with a maximum loan‑to‑value ratio, which was 62.4% as of the latest loan-to-value ratio determination date. The maximum loan-to value ratio declines over time, as set forth in the term loan agreement. If the maximum loan‑to‑value ratio is exceeded, we will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to the SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan‑to‑value ratio. As of December 31, 2015, we were in compliance with this ratio.

The loan facility contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

Glide Funding term loan facility

Glide Funding Limited (“Glide Funding”) is a SPE that is a wholly-owned subsidiary of AerCap Ireland Limited. Glide Funding is a consolidated subsidiary formed for the purpose of acquiring and financing aircraft assets. In December 2015, Glide Funding entered into a non-recourse term loan credit facility in the aggregate amount of up to $500.0 million and a term of five years, which is intended to be used to finance the acquisition of up to nine specified aircraft under the facility.

As of December 31, 2015, Glide Funding had $32.7 million of loans outstanding, relating to one aircraft. Borrowings under the Glide Funding term loan facility bear interest at a rate equal to one-month LIBOR plus 1.60%. Principal may be prepaid without penalty upon notice, subject to certain conditions. Mandatory partial prepayments of borrowings under the facility are required in certain circumstances, including upon removal of an aircraft from the facility, unless an acceptable substitute aircraft is added to the facility. The loan obligations are secured by, among other things, security interests in the equity ownership and beneficial interest in all of the subsidiaries of Glide Funding that own or lease its financed aircraft, and their interests in the leases of the financed aircraft.

The facility contains customary covenants and events of default, including covenants that limit the ability of Glide Funding and its subsidiaries to incur additional indebtedness and create liens, to consolidate, merge or dispose of all or substantially all of their assets and to enter into transactions with affiliates.

Celtago facility

Celtago Funding Limited (“Celtago”) is a wholly-owned subsidiary of AerCap Ireland Limited. Celtago was formed for the purpose of acquiring and financing aircraft assets. In December 2015, Celtago entered into a secured term loan agreement with lender commitments in the amount of $817.0 million.

Borrowings under the term loan facility bear interest at three-month LIBOR plus a margin of 1.50%, or, if applicable, a base rate plus a margin of 1.50%. The term loan facility matures in December 2024. The loans can be voluntarily prepaid at any time, subject to certain conditions. Celtago’s obligations under the term loan facility are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries. As of December 31, 2015, there were no loans outstanding.

The term loan facility contains customary covenants and events of default, including covenants that limit the ability of Celtago and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors and Celtago and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets or enter into transactions with affiliates.

ALS II debt

In June 2008, we completed a securitization in which ALS II, a SPE formed for the purpose of the securitization, issued securitized class A-1 notes and class A-2 notes, representing interests in certain lease receivables, to holders who committed to advance funds in connection with the purchase of certain aircraft. Advances made by the commitment holders were used to purchase 30 Airbus A320 family aircraft. The net book value of the 30 aircraft, which are pledged as collateral for the securitization debt, was $895.2 million as of December 31, 2015. ALS II also issued class E-1 notes.  The final maturity date of the notes will be June 15, 2038. ALS II’s financial results are consolidated into our Consolidated Financial Statements.

AerFunding revolving credit facility

AerFunding 1 Limited (“AerFunding”) is a SPE whose share capital is owned 95% by a charitable trust and 5% by AerCap Ireland Limited. AerFunding is a consolidated subsidiary formed for the purpose of acquiring new and used aircraft assets. In April 2006, AerFunding entered into a non‑recourse senior secured revolving credit facility in the aggregate amount of up to $1.0 billion. The facility was subsequently amended in 2010, 2011, 2013 and 2014.

In December 2014, the facility was increased to $2.16 billion and was amended to allow for a three-year revolving period to December 2017, and a two year term-out period to December 2019.

The net book value of aircraft pledged to lenders under the credit facility was $1.4 billion as of December 31, 2015.

Borrowings under the AerFunding revolving credit facility can be used to finance between 73.5% and 80.0% of the lower of the purchase price and the appraised value of the eligible aircraft. Eligible aircraft include Airbus A320 family aircraft, Boeing 737‑700, −800 and 900ER aircraft, Boeing 777 aircraft, Boeing 787 aircraft and Airbus A330 aircraft. In addition, value enhancing expenditures and required liquidity reserves are also funded by the lenders. All borrowings under the AerFunding revolving credit facility are subject to the satisfaction of customary conditions and restrictions on the purchase of aircraft that would result in our portfolio becoming too highly concentrated, with regard to both aircraft type and geographical location. The borrowing period during which new advances may be made under the facility will expire in December 2017.

Borrowings under the AerFunding revolving credit facility bear interest based on the Eurodollar rate plus the applicable margin. The following table presents the applicable margin for the borrowings under the AerFunding revolving credit facility during the periods specified:

Applicable margin
Borrowing period (a)	2.25%
Period from December 10, 2017 to December 9, 2018	3.25%
Period from December 10, 2018 to December 9, 2019	3.75%

(a)	The borrowing period is until December 9, 2017, after which the loan converts to a term loan.

Additionally, we are subject to (i) a 0.375% fee on any portion of the unused loan commitment if the average facility utilization is greater than 50% during a period; or (ii) a 0.50% fee on any unused portion of the unused loan commitment if the average facility utilization is less than 50% during a period.

Interest on the loans is due on a monthly basis. Principal on the loans amortizes on a monthly basis to the extent funds are available. All outstanding principal not paid during the term is due on the maturity date.

Advances under the AerFunding revolving credit facility may be prepaid without penalty upon notice, subject to certain conditions. Mandatory partial prepayments of borrowings under the AerFunding revolving credit facility are required:

•	Upon the sale of certain assets by the borrower, including any aircraft or aircraft engines financed or refinanced with proceeds from the AerFunding revolving credit facility;

•	Upon the occurrence of an event of loss with respect to an aircraft or aircraft engine financed with proceeds from the AerFunding revolving credit facility from the proceeds of insurance claims; and

•	Upon the securitization of any interests or leases with respect to aircraft or aircraft engines financed with proceeds from the AerFunding revolving credit facility.

The maturity date of the AerFunding revolving credit facility is December 9, 2019.

AerFunding is required to maintain up to 5.0% of the borrowing value of the aircraft in reserve for the benefit of the lenders. Amounts held in reserve for the benefit of the lenders are available to the extent that there are insufficient funds to pay required expenses, hedge payments, or principal of or interest on the loans on any payment date. The amounts on reserve are funded by the lenders.  Borrowings under the AerFunding revolving credit facility are secured by, among other things, security interests in and pledges or assignments of equity ownership and beneficial interests in all of the subsidiaries of AerFunding, as well as by AerFunding’s interests in the leases of its assets.

AeroTurbine revolving credit agreement

In November 2014, AeroTurbine entered into an amended and restated credit facility providing for a maximum aggregate available amount of $550.0 million, subject to availability determined by a calculation utilizing AeroTurbine’s aircraft assets and accounts receivable. Borrowings under the facility bear interest determined, with certain exceptions, based on LIBOR plus a margin of 2.50%. The facility will expire in  December 2019.

AeroTurbine’s obligations under the facility are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries, including AeroTurbine’s subsidiaries (subject to certain exclusions).  AeroTurbine’s obligations are secured by substantially all of the assets of AeroTurbine and its subsidiary guarantors.

The credit agreement contains customary events of default and covenants, including certain financial covenants. Additionally, the credit agreement imposes limitations on AeroTurbine’s ability to pay dividends to us (other than dividends payable solely in the form of common shares).

Other secured debt

AerCap Holdings N.V. has entered into various other commercial bank financings to fund the purchase of aircraft and for general corporate purposes. The following table provides details regarding the terms of these financings:

	As of December 31, 2015
	Collateral (Number of aircraft)		Amount outstanding	Tranche	Weighted average interest rate	Maturity
SkyFunding I facility	6		$143,758	Floating rate	Three-month LIBOR plus 2.85%	2021-2022
	6		142,650	Fixed rate	4.43%	2021-2022
SkyFunding II facility	6		156,285	Floating rate	Three-month LIBOR plus 3.15%	2022-2023
	3		74,490	Fixed rate	4.43%	2022-2023
Camden facility	7		135,978	Fixed rate	4.74%	2018
AerCap Partners I facility	11		126,956	Floating rate	Three-month LIBOR plus 1.65%	2018
StratusFunding facility	2		166,514	Floating rate	Three-month LIBOR plus 1.95%	2026
	2		166,331	Fixed rate	3.93%	2026
CieloFunding facility	3		126,038	Fixed rate	3.48%	2020
CieloFunding II facility	2		71,655	Fixed rate	2.80%	2020
CloudFunding facilities	16		270,118	Fixed rate	3.95%	2022-2026
LimelightFunding facility	2		168,646	Fixed rate	4.70%	2026
Secured commercial bank financings	8		175,789	Fixed rate	3.71%	2016-2021
	32	(a)	820,215	Floating rate	LIBOR plus 2.30%	2017-2025
Total	106		$2,745,423

(a)	Four engines are pledged as collateral in addition to the aircraft.

The majority of the financings are secured by, among other things, a pledge of the shares of the subsidiaries owning the related aircraft, a guarantee from AerCap Holdings N.V. and, in certain cases, a mortgage on the applicable aircraft. All of our financings contain affirmative covenants customary for secured financings.

ECAPS subordinated notes

In December 2005, ILFC issued two tranches of subordinated notes in an aggregate principal amount of $1.0 billion. The $400.0 million tranche had a call option date of December 21, 2015 and had a fixed interest rate of 6.25% until the 2015 call option date. We did not exercise the call option. After the call option date, the interest rate changed to a floating rate, reset quarterly, based on a margin of 1.80% plus the highest of three-month LIBOR, ten-year constant maturity treasury, and 30-year constant maturity treasury. We can call the $600.0 million tranche at any time. The interest rate on the $600.0 million tranche is a floating rate with a margin of 1.55% plus the highest of three-month LIBOR, ten-year constant maturity treasury, and 30-year constant maturity treasury. The interest rate resets quarterly.

In July 2013, ILFC amended the financial tests in both tranches of notes by changing the method of calculating the ratio of equity to total managed assets and the minimum fixed charge coverage ratio. Failure to comply with these financial tests will result in a “mandatory trigger event”. If a mandatory trigger event occurs and we are unable to raise sufficient capital in a manner permitted by the terms of the subordinated debt to cover the next interest payment on the subordinated debt, a “mandatory deferral event” will occur, requiring us to defer all interest payments and prohibiting the payment of cash dividends on AerCap Trust’s or ILFC’s capital stock or its equivalent until both financial tests are met or we have raised sufficient capital to pay all accumulated and unpaid interest on the subordinated debt. Mandatory trigger events and mandatory deferral events are not events of default under the indenture governing the subordinated debt.

Upon consummation of the ILFC Transaction, the subordinated notes were assumed by AerCap Trust, and AerCap Holdings N.V. and certain of its subsidiaries became guarantors. ILFC remains a co-obligor under the indentures governing the subordinated notes.

Junior Subordinated Notes

In June 2015, AerCap Trust issued $500.0 million of junior subordinated notes due 2045 to AIG. The Junior Subordinated Notes initially bear interest at a fixed interest rate of 6.50%, and beginning in June 2025, will bear interest at a floating rate of three-month LIBOR plus 4.30%. The notes were issued to AIG as payment for a portion of the Share Repurchase. The amount available under the AIG revolving credit facility was reduced from $1.0 billion to $500.0 million upon the issuance of the Junior Subordinated Notes.

We may defer any interest payments on the Junior Subordinated Notes for up to five consecutive years for one or more deferral periods. At the end of five years following the commencement of any deferral period, we must pay all accrued and unpaid deferred interest, including compounded interest. During a deferral period, interest will continue to accrue on the Junior Subordinated Notes and deferred interest will bear additional interest, compounded on each interest payment date. If we have paid all deferred interest (including compounded interest thereon) on the Junior Subordinated Notes, then we may again defer interest payments.

The Junior Subordinated Notes are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.

We may at our option redeem the Junior Subordinated Notes before their maturity (i) in whole or in part, at any time and from time to time, on or after June 15, 2025 at 100% of their principal amount plus any accrued and unpaid interest thereon; (ii) in whole, but not in part, before June 15, 2025 at the make-whole redemption price, if an applicable rating agency makes certain changes to the equity credit criteria for securities such as the Junior Subordinated Notes; (iii) in whole, but not in part, at any time at 100% of their principal amount plus any accrued and unpaid interest thereon in the event that we become or would become obligated to pay any additional amounts as a result of a change in tax laws, regulations or official interpretations; or (iv) in whole, but not in part, at 101% of their principal amount plus any accrued and unpaid interest thereon within 60 days after the occurrence of a “change of control triggering event” consisting of a change of control and a decline in the rating of our senior unsecured debt securities by two applicable rating agencies. In the event that we do not redeem the Junior Subordinated Notes in connection with a change of control triggering event, the then-applicable annual interest rate borne by the Junior Subordinated Notes will increase by 5.00%.

The Junior Subordinated Notes are junior subordinated unsecured obligations, rank equally with all of AerCap Trust’s future equally ranking junior subordinated indebtedness, if any, and are subordinate and junior in right of payment to all of AerCap Trust’s existing and future senior indebtedness.

We are required to register the Junior Subordinated Notes for resale under the Securities Act upon noteholder request pursuant to a registration rights agreement, which includes an obligation for us to file a Form F-3 to cover resales of the Junior Subordinated Notes from time to time.

Subordinated debt in joint venture partners

In 2008 and 2010, AerCap Holdings N.V. and our joint venture partners each subscribed a total of approximately $64.3 million of subordinated loan notes.  The subordinated debt held by AerCap Holdings N.V. is eliminated in consolidation of the joint ventures. Interest on the subordinated loan notes accrues at a rate of 15.00% per annum in the case of the AerCap Partners II joint venture. In the case of the AerCap Partners I and AerCap Partners 767 joint ventures, interest originally accrued on the subordinated loan notes at a rate of 20.00% per annum, and following an amendment entered into in June 2013, the interest rate was reduced to 0% effective as of January 1, 2013.  Where (i) the amount which, pursuant to the terms of the senior facility, is available to the joint ventures to make payments in respect of, amongst other things, the subordinated loan notes is insufficient to meet the interest payments; or (ii) the terms of the senior facility prohibit the payment in full of interest on the relevant payment date, then the joint venture partners must pay the maximum amount of interest that can properly be paid to the note holders on the relevant interest payment date and the unpaid interest carries interest at a rate of 19.50% per annum until paid.

The collateral granted in respect of the subordinated loan notes also secures the senior facility. The rights of the holders of subordinated loan notes in respect of this security are subordinated to the rights of the senior facility lenders, amongst others. The subordinated loan notes are fully subordinated in all respects including in priority of payment to, amongst other debts of the joint ventures, a senior debt facility. As is the case in respect of the senior facility, the obligation of the joint ventures to make payments in respect of the subordinated loan notes is limited in recourse to certain amounts actually received by the joint ventures.

Subject to certain conditions, including (while the senior facility security remains outstanding) the consent of the collateral trustee, the joint venture partners may at any time redeem all or any of the outstanding subordinated loan notes.